11. SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information Tables
SEGMENT INFORMATION

	June 30, 2013	December 31, 2012

Identifiable assets
USA	$49,810,951	$58,094,222
Canada	51,536,322	3,953,053
Australia	1,335,885	1,487,117
Mongolia	355,679	613,723
Other	13,265	25,415
	$103,052,102	$64,173,530